Other Operating Expenses, Net (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Other Operating Expenses (Income), Net [Abstract]
Provision for severance pay in early retirement	₪ 559		₪ 23	₪ 96
Provision for claims	91		19	(4)
Capital gain from sale of property plant and equipment	1		(27)	(86)
Profit from sale of an associate	(15)
Others	(1)		5	15
Other operating expenses (income), net	₪ 635	[1]	₪ 20	₪ 21

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.